SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
SHARE CAPITAL

14.	SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the six months ended June 30, 2026,

●	On February 23, 2026, the Company issued 5,030,000 common shares and 2,120,000 pre-funded warrants in a financing for $68,277,951 with share issue costs of $8,136,847 ($5,729,246 allocated to equity and $2,412,431 to expense), including $2,976,520 related to broker warrants, for net proceeds of $60,141,104. The value of the issuance was allocated $48,033,503 to common shares and $20,244,448 to the pre-funded warrants as a derivative liability. As at June 30, 2026 the pre-funded warrants were fully exercised using the cashless exercise option.

During the year ended December 31, 2025,

●	The Company issued 216,738 common shares for the vesting of restricted share units.
●	On May 5, 2025, the Company issued 1,715,000 units consisting of one common share and one warrant in a financing for $4,973,404 with share issue costs of $829,316, including $163,757 related to broker warrants, for net proceeds of $4,144,088. The value of the issuance was allocated $4,545,997 to the shares and $427,407 to the warrants based on the residual method. This issuance included an overallotment of 100,000 warrants convertible to 100,000 shares.
●	The Company issued 100,000 shares related to the overallotment of the May 5, 2025 share issuance for gross proceeds of $294,000 with share issue costs of $28,030 for net proceeds of $265,970.
●	On June 12, 2025 the Company issued 5,500,000 units consisting of one common share and one warrant in a financing for $18,758,889 with share issue costs of $2,258,143, including $632,798 related to broker warrants, for net proceeds of $16,500,747. The value of the issuance was allocated $18,082,472 to the shares and $676,418 to the warrants based on the residual method.
●	On July 21, 2025 the Company issued 4,672,895 units consisting of one common share and one warrant in a financing for $34,279,276 with share issue costs of $4,100,807, including $1,429,172 related to broker warrants, for net proceeds of $30,178,469. The warrants were valued at $nil based on the residual method.
●	11,712,347 shares were issued for the exercise of warrants
●	The Company incurred share issue costs of $140,000 related to the June 30, 2023 base shelf prospectus and included in share issuance costs.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)

14.	SHARE CAPITAL (CONT’D)

As at June 30, 2026, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	3.58	10,464	10,464
April 30, 2020	April 30, 2030	$62.50	4.07	160	160
April 30, 2020	April 30, 2030	$96.25	4.07	4,400	4,400
November 24, 2020	November 24, 2030	$62.50	4.64	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	4.83	1,200	1,200
April 27, 2021	April 27, 2031	$253.75	5.06	3,240	3,240
September 9, 2021	September 9, 2026	$121.00	0.44	1,034	1,034
November 9, 2023	November 9, 2033	$15.75	7.60	1,200	1,200
				22,978	22,978

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2024	31,604	$112.05
Forfeited	(3,746)	113.55
Expired	(4,000)	80.00
Outstanding, December 31, 2025	23,858	$116.34
Forfeited	(480)	221.88
Expired	(400)	347.50
Outstanding, June 30, 2026	22,978	110.11

No options were granted by the Company during the six months ended June 30, 2026 (June 30, 2025 - nil).

Restricted Stock Units

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, restricted stock units (RSUs). The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion. RSUs will have a vesting period determined by the board not to exceed 3 years following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time.

The grant date fair value of the RSU’s generally approximates the cost of purchasing the shares in the open market.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)

14.	SHARE CAPITAL (CONT’D)

As at June 30, 2026, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2024	188,100
Vested	(216,738)
Issued	450,964
Forfeited	(9,175)
Outstanding, December 31, 2025	413,151
Vested	(652,584)
Issued	2,018,983
Forfeited	(11,900)
Outstanding, June 30, 2026	1,767,650

Each RSU is exercisable into one common share of the Company upon the vesting conditions being met for a period of eighteen months to 3 years from the grant date.

During the six months ended June 30, 2026 the Company issued 723,704 RSU’s with a fair value of $5,706,818 and 1,295,279 performance based RSU’s with a fair value of $2,905,278 (total RSU issuance of 2,018,983 RSUs with a value of $ 8,612,096) that vest over 1-3 years.

Of the total performance based RSUs granted, 1,270,113 performance based RSUs had a fair value of $2,699,672 and of the total non-performance based RSUs granted, 423,371 had a fair value of $3,458,941 that were issued to the CEO for a total grant of 1,693,484 RSUs with a total fair value of $6,158,613. The non-performance RSUs of 423,371, representing 25% of the total grant, vested on grant, with the remaining performance RSUs representing 75% of the grant, vesting 25% per anniversary over 3 years based on the following performance targets being met:

●	market capitalization attained and maintained for a minimum of 90 days of $400 million USD for year one and $500 million USD for years two and three;
●	projected revenue based on the annual board approved budget;
●	completed financing based on the annual board approved budget.

The first, second and third tranches vest only if all three of the noted targets are met at the end of fiscal 2026, 2027 and 2028 and will vest on March 1 of the year following the end of the respective fiscal years. If any one of the targets is missed, no vesting will occur for that tranche. A 50% probability was applied for estimated achievement of the performance targets based on historical payouts related to performance based compensation.

The fair value of the 1,270,113 performance based RSU’s issued to the CEO of $2,699,672 was calculated using a Monte Carlo simulation which utilized Geometric Brownian Motion to simulate share prices over the life of the RSU’s. During the six months ended June 30, 2026, the Company recognized $278,018 of the share based compensation on the future tranches. Estimates included in the Monte Carlo simulation are as follows:

As at grant date April 15, 2026	First Vest	Second Vest	Third Vest
Starting share price - CAD	$8.16	$8.16	$8.16
Volatility	137.2%	137.2%	137.2%
Number of years to vest	0.877	1.879	2.879
Interpolated risk free rate	2.54%	2.76%	2.896%

Value of conversion feature	1.9166	4.7156	6.1210
Number of RSU’s outstanding	423,371	423,371	423,371
Fair value of RSU’s, pre-vesting adjustment	$811,442	$1,996,456	$2,591,445
Probability of performance vesting	50%	50%	50%
Fair value of RSU’s	$405,721	$998,228	$1,295,723

The fair value of the 25,166 performance based RSU’s granted to non-CEO executives is $205,606. These did not contain any market conditions so were valued using the closing share prices from the date before grant and a 50% probability was applied for estimated achievement of the performance targets based on historical payouts related to performance based compensation.

During the three and six months ended June 30, 2026, the Company recorded share-based payment expense of $4,808,448 (2025 - $374,439) and $5,053,133 (2025 - $662,307) for RSUs. For the three and six months respectively, $4,530,430 and $4,775,115 for RSU’s valued based on the fair values of RSUs granted which were calculated using the closing price of the Company’s stock on the day prior to grant. For both the three and six months $278,018 was recorded for the immediate vest of the CEO RSU’s valued using the Monte Carlo simulation.

Warrants

During the three months ended June 30, 2026 the Company issued pre-funded warrants (“USD pre-funded Warrants”) where a portion of the funds related to the eventual exercise have already been received with the remaining exercise price in USD. As the pre-funded warrants have a cashless exercise option and were not issued in exchange for services, the value related to the future exercise price of the USD pre-funded Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, the portion of the USD pre-funded Warrants related to the future exercise price will be revalued on a quarterly basis to fair market value with the change in fair value being recorded in profit or loss. The Company valued the prefunded warrants in relation to the Company’s share price as the exercise price of the prefunded warrants was nominal.

February issuance
2026 issuances	Broker
Volatility	137.94%
Risk free rate	3.45%
Expected life	3 years
Expected dividend yield	0%

	May Issuance	June Issuance	July Issuance
2025 issuances	Broker	Broker	Broker
Volatility	122.15%	125.42%	131.17%
Risk free rate	3.63%	3.85%	3.89%
Expected life	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)

14.	SHARE CAPITAL (CONT’D)

Warrant Derivative Liability

Balance at December 31, 2024	$2,198,121
Exercised	(4,353,939)
Change in fair value of warrants outstanding	2,648,288
Balance at December 31, 2025	$492,470
Pre-funded warrants issued	20,244,448
Warrants and pre-funded warrants exercised	(19,360,086)
Change in fair value of warrants and pre-funded outstanding	(1,038,800)
Balance at June 30, 2026	$338,032

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at June 30, 2026	Fair Value at June 30, 2026	Number of Warrants Outstanding at December 31, 2025	Fair Value at December 31, 2025
Derivative Liability
February 26, 2024 (1)	US$	4.4025	60,715	$338,032	61,911	$492,470
February 23, 2026 (2)		$0.00014	-	-	-	-
			60,715	$338,032	61,911	$492,470
1)	The warrants expire February 26, 2029.
2)	These warrants were exercised during the period ended June 30, 2026.

The fair values of the warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	June 30, 2026	December 31, 2025
Risk free interest rate	4.15%	3.55%
Expected volatility	134.47%	139.39%
Expected life	2.66 years	3.16 years
Expected dividend yield	0%	0%

As at June 30, 2026, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
October 30, 2023	October 30, 2026		$23.20	12,800
February 26, 2024	February 26, 2029	US$	4.4025	60,715
May 5, 2025	May 5, 2030		$3.9779	7,500
June 12, 2025	June 12, 2030		$5.0768	1,014,500
July 21, 2025	July 21, 2030		$7.3579	3,495,732
February 23, 2026	February 23, 2029		$11.9744	357,500
June 9, 2026	June 9, 2027		$0.00	386,670
June 9, 2026	June 9, 2028		$0.00	309,336
				5,644,753

The weighted average remaining contractual life of warrants outstanding as of June 30, 2026, was 3.60 years (December 31, 2025 – 4.5 years).

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)

14.	SHARE CAPITAL (CONT’D)

Compensation warrants

On June 9, 2026 the Company closed the asset acquisition with Skip resulting in two tranches of warrants being issued to the two founders who are now employees of the Company. The terms are as follows:

a)	Warrants have been issued that will automatically convert into common shares for $nil consideration on the first anniversary of the close if both of the founders are still employed by the Company. The number of warrants issued were based on the 30 day VWAP of the Company to a value of $2,500,000 USD resulting in 386,670 warrants.
b)	Warrants have been issued that will automatically convert into common shares and cash for $nil consideration on the second anniversary of the close if both of the founders are still employed by the Company and operations related to Skip have achieved $1,500,000 USD in reported revenue in the period commencing at closing and ending on December 31, 2026. The warrants can be satisfied in a combination of cash and shares with a maximum of 80% in shares. The total value of these warrants at close was $2,500,000 USD. The number of warrants issued was 309,336 based on the 30 day VWAP of the Company to a value of $2,000,000 USD representing the maximum portion to settle in shares.

The fair value of the first tranche of warrants was determined to be $2,143,389 CAD on grant date using a discount for lack of marketability as 90% of the shares will be released from escrow over a period of three years from the date of conversion. The Company recognized an expense of $115,767 CAD in the quarter.

The fair value of the second tranche of warrants was determined to be $2,236,343 CAD (cash portion - $576,322; share portion - $1,660,021) on grant date using a discount for lack of marketability as 90% of the shares will be released from escrow over a period of three years from the date of conversion. The Company did not record any expense in the quarter as it is not more likely than not that the revenue threshold will be met at this time. This will be re-evaluated at each reporting period.

When the warrants convert on their respective anniversaries 10% of the shares will be released immediately and the remaining 90% of the shares will be placed in escrow to be released as follows:

-	15% 6 months after the exercise date
-	15% 12 months after the exercise date
-	15% 18 months after the exercise date
-	15% 24 months after the exercise date
-	15% 30 months after the exercise date
-	15% 36 months after the exercise date

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)